UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21225
Eaton Vance Insured Massachusetts Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2005

Item 1. Schedule of Investments

Eaton Vance Insured Massachusetts Municipal Bond Fund                                              as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.7%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 10.2%
$1,500	Massachusetts HEFA, (Partners Healthcare System), 5.75%, 7/1/32	$1,633,980
1,000	Massachusetts HEFA, (South Shore Hospital), 5.75%, 7/1/29	1,064,530
		$2,698,510
Insured-Escrowed/Prerefunded — 13.4%
3,000	Massachusetts College Building Authority, (MBIA), Escrowed to Maturity, 0.00%, 5/1/26	1,201,650
1,000	Massachusetts State Special Obligation - Convention Center, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	1,098,170
1,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.492%, 7/1/32 (1)(2)	1,240,680
		$3,540,500
Insured-General Obligations — 10.6%
2,000	Massachusetts, (MBIA), 5.25%, 8/1/28	2,290,060
500	Sandwich, (MBIA), 4.50%, 7/15/29	503,350
		$2,793,410
Insured-Hospital — 7.6%
750	Massachusetts HEFA, (Lahey Clinic Medical Center), (FGIC), 4.50%, 8/15/35	733,147
1,210	Massachusetts HEFA, (New England Medical Center), (FGIC), 5.00%, 5/15/25	1,267,729
		$2,000,876
Insured-Lease Revenue / Certificates of Participation — 15.5%
1,750	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	1,825,197
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,047,470
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 8.245%, 7/1/36 (1)(2)	1,241,780
		$4,114,447
Insured-Miscellaneous — 8.5%
2,100	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.375%, 1/1/42	2,256,492
		$2,256,492
Insured-Pooled Loans — 3.4%
800	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 7.495%, 8/1/27 (1)(2)	907,280
		$907,280

Insured-Private Education — 22.2%
$1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	$1,115,410
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,243,160
1,000	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	1,150,700
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,587,105
500	Massachusetts Development Finance Agency, (Western New England College), (AGC), 5.00%, 9/1/33	517,215
250	Massachusetts IFA, (Tufts University), (MBIA), 4.75%, 2/15/28	252,117
		$5,865,707
Insured-Public Education — 17.6%
700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	828,688
1,000	Massachusetts HEFA, (University of Massachusetts), (FGIC), 5.125%, 10/1/34	1,044,860
1,150	Massachusetts HEFA, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,196,138
1,500	University of Massachusetts Building Authority, (AMBAC), 5.125%, 11/1/34	1,582,185
		$4,651,871
Insured-Special Tax Revenue — 8.2%
1,280	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32 (3)	1,331,290
750	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	677,467
500	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	160,025
		$2,168,782
Insured-Transportation — 15.6%
5,700	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	2,025,552
1,250	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,267,538
415	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 7.455%, 1/1/37 (1)(2)	435,269
335	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 7.498%, 7/1/36 (1)(2)	388,744
		$4,117,103
Insured-Water and Sewer — 9.8%
2,500	Massachusetts Water Resource Authority, (FSA), 5.00%, 8/1/32	2,584,150
		$2,584,150

Private Education — 9.5%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	$530,695
750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	769,643
600	Massachusetts Development Finance Agency, (Western New England College), 6.125%, 12/1/32	690,762
500	Massachusetts HEFA, (Boston College), 5.125%, 6/1/24	525,590
		$2,516,690
Transportation — 4.6%
1,200	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	1,211,112
		$1,211,112
Total Tax-Exempt Investments — 156.7% (identified cost $38,927,528)		$41,426,930
Other Assets, Less Liabilities — 1.9%		$507,697
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.6)%		$(15,502,715)
Net Assets Applicable to Common Shares — 100.0%		$26,431,912

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet  their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated  with such economic developments, at December 31, 2005, 84.5% of the  securities in the portfolio of investments are backed by bond insurance  of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 23.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $4,213,753 or 15.9% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/06	100 U.S. Treasury Bond	Short	$(11,270,264)	$(11,418,750)	$(148,486)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$38,905,784
Gross unrealized appreciation	$2,538,370
Gross unrealized depreciation	(17,224)
Net unrealized appreciation	$2,521,146

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Massachusetts Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 23, 2006